Condensed Consolidated Statements of Income (Unaudited) - JPY (¥) shares in Thousands, ¥ in Millions		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Interest income:
Loans, including fees		¥ 1,201,227	¥ 851,515
Deposits in other banks		103,477	27,048
Investment securities		237,410	162,407
Trading account assets		250,571	194,044
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		30,721	16,694
Total		1,823,406	1,251,708
Interest expense:
Deposits		334,538	111,927
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions		106,351	15,870
Due to trust account, other short-term borrowings and trading account liabilities		59,154	20,879
Long-term debt		156,629	123,580
Total		656,672	272,256
Net interest income		1,166,734	979,452
Provision for (reversal of) credit losses		(97,785)	(10,838)
Net interest income after reversal of credit losses		1,264,519	990,290
Non-interest income:
Fees and commissions income		787,642	798,065
Foreign exchange gains (losses) —net		(126,755)	5,382
Trading account profits (losses) —net		(1,367,090)	59,171
Investment securities gains (losses) —net		(493,309)	335,333
Equity in earnings of equity method investees—net		186,906	216,085
Other non-interest income		38,856	93,305
Total		(973,750)	1,507,341
Non-interest expense:
Salaries and employee benefits		659,606	638,930
Occupancy expenses—net		78,602	84,227
Fees and commissions expenses		161,797	157,911
Outsourcing expenses, including data processing		178,132	152,125
Depreciation of premises and equipment		34,819	40,505
Amortization of intangible assets		133,124	129,528
Insurance premiums, including deposit insurance		36,745	47,416
Communications		29,273	28,819
Taxes and public charges		51,095	51,178
Reversal of off-balance sheet credit instruments		(12,112)	(6,381)
Reversal of impairment of assets held for sale		(134,141)	0
Loss on valuation adjustment for loans held for sale		209,107	0
Other non-interest expenses		156,407	122,844
Total		1,582,454	1,447,102
Income (loss) before income tax expense (benefit)		(1,291,685)	1,050,529
Income tax expense (benefit)		(340,290)	293,696
Net income (loss) before attribution of noncontrolling interests		(951,395)	756,833
Net income attributable to noncontrolling interests		62,734	19,222
Net income (loss) attributable to Mitsubishi UFJ Financial Group		(1,014,129)	737,611
Effect of dilutive instruments:
Restricted stock units and performance stock units	[1]	(1,793)	(2,559)
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions		¥ (1,015,922)	¥ 735,052
Shares used for the computation of basic EPS and diluted EPS (Denominator):
Weighted average common shares outstanding (in shares)		12,500,816	12,852,177
Effect of dilutive instruments:
Stock acquisition rights (in shares)	[1]	0	0
Weighted average common shares for diluted computation (in shares)		12,500,816	12,852,177
Earnings (loss) per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings (loss) per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)		¥ (81.13)	¥ 57.39
Diluted earnings (loss) per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)	[1]	(81.27)	57.19
Cash dividend per common share (in JPY per share)		¥ 14.50	¥ 12.50

[1]	For the six months ended September 30, 2021 and 2022, the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.